Financial risk review - Schedule of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Write-offs	$ (47)
Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	1,103,755
Credit-impaired loans at end of year	1,360,497	$ 1,103,755
Loans
Credit risk
Credit-impaired loans at beginning of the year	8,461,987
Credit-impaired loans at end of year	9,158,236	8,461,987
Loans | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	8,461,987
Credit-impaired loans at end of year	9,158,236	8,461,987
Loans | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0
Credit-impaired loans at end of year	77,240	0
Commitments, financial guarantee contracts and acceptances outstanding
Credit risk
Credit-impaired loans at beginning of the year	1,659,445
Credit-impaired loans at end of year	2,002,254	1,659,445
Allowance | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	1,311	1,632
Transfer to lifetime expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	(87)	(393)
Financial instruments that have been derecognized during the year	(387)	(630)
New financial instruments originated or purchased	193	371
Impairment losses on financial instruments	(281)	(652)
Recoveries		331
Write-offs	(47)
Credit-impaired loans at end of year	983	1,311
Allowance | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	23	1
Financial instruments that have been derecognized during the year	(14)	1
New financial instruments originated or purchased	7	21
Impairment losses on financial instruments	(7)	22
Credit-impaired loans at end of year	16	23
Allowance | Expected credit losses individually assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	0	0
Transfer to lifetime expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	0	(331)
Financial instruments that have been derecognized during the year	0	0
New financial instruments originated or purchased	0	0
Impairment losses on financial instruments	0	(331)
Recoveries		331
Write-offs	0
Credit-impaired loans at end of year	0	0
Allowance | Expected credit losses individually assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0	0
Financial instruments that have been derecognized during the year	0	0
New financial instruments originated or purchased	0	0
Impairment losses on financial instruments	0	0
Credit-impaired loans at end of year	0	0
Allowance | Current | Expected credit losses collectively assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	1,133	1,230
Transfer to lifetime expected credit losses	(19)	(21)
Net effect of changes in allowance for expected credit losses	(2)	(55)
Financial instruments that have been derecognized during the year	(387)	(392)
New financial instruments originated or purchased	193	371
Impairment losses on financial instruments	(215)	(97)
Recoveries		0
Write-offs	0
Credit-impaired loans at end of year	918	1,133
Allowance | Current | Expected credit losses collectively assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	23	1
Financial instruments that have been derecognized during the year	(14)	1
New financial instruments originated or purchased	7	21
Impairment losses on financial instruments	(7)	22
Credit-impaired loans at end of year	16	23
Allowance | Total | Expected credit losses collectively assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	178	402
Transfer to lifetime expected credit losses	19	21
Net effect of changes in allowance for expected credit losses	(85)	(7)
Financial instruments that have been derecognized during the year	0	(238)
New financial instruments originated or purchased	0	0
Impairment losses on financial instruments	(66)	(224)
Recoveries		0
Write-offs	(47)
Credit-impaired loans at end of year	65	178
Allowance | Total | Expected credit losses collectively assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0	0
Financial instruments that have been derecognized during the year	0	0
New financial instruments originated or purchased	0	0
Impairment losses on financial instruments	0	0
Credit-impaired loans at end of year	0	0
Allowance | Bank deposits
Credit risk
Credit-impaired loans at beginning of the year	0
Net effect of changes in allowance for expected credit losses	155
Impairment losses on financial instruments	155
Credit-impaired loans at end of year	155	0
Allowance | Bank deposits | Expected credit losses individually assessed
Credit risk
Credit-impaired loans at beginning of the year	0
Net effect of changes in allowance for expected credit losses	0
Impairment losses on financial instruments	0
Credit-impaired loans at end of year	0	0
Allowance | Bank deposits | Current | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	0
Net effect of changes in allowance for expected credit losses	155
Impairment losses on financial instruments	155
Credit-impaired loans at end of year	155	0
Allowance | Bank deposits | Total | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	0
Net effect of changes in allowance for expected credit losses	0
Impairment losses on financial instruments	0
Credit-impaired loans at end of year	0	0
Allowance | Loans
Credit risk
Credit-impaired loans at beginning of the year	78,158
Transfer to lifetime expected credit losses	0
Net effect of changes in allowance for expected credit losses	17,322
Financial instruments that have been derecognized during the year	(41,970)
New financial instruments originated or purchased	39,677
Impairment losses on financial instruments	15,029	17,613
Recoveries	621	1,135
Credit-impaired loans at end of year	93,808	78,158
Allowance | Loans | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	78,158	59,410
Transfer to lifetime expected credit losses		0
Net effect of changes in allowance for expected credit losses		7,984
Financial instruments that have been derecognized during the year		(29,530)
New financial instruments originated or purchased		39,159
Credit-impaired loans at end of year		78,158
Allowance | Loans | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0
New financial instruments originated or purchased	468
Impairment losses on financial instruments	468
Credit-impaired loans at end of year	468	0
Allowance | Loans | Expected credit losses individually assessed
Credit risk
Credit-impaired loans at beginning of the year	12,483
Transfer to lifetime expected credit losses	10,327
Net effect of changes in allowance for expected credit losses	5,548
Financial instruments that have been derecognized during the year	0
New financial instruments originated or purchased	0
Impairment losses on financial instruments	15,875	4,450
Recoveries	621	1,135
Credit-impaired loans at end of year	28,979	12,483
Allowance | Loans | Expected credit losses individually assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	12,483	6,898
Transfer to lifetime expected credit losses		1,472
Net effect of changes in allowance for expected credit losses		2,978
Financial instruments that have been derecognized during the year		0
New financial instruments originated or purchased		0
Credit-impaired loans at end of year		12,483
Allowance | Loans | Expected credit losses individually assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0
New financial instruments originated or purchased	0
Impairment losses on financial instruments	0
Credit-impaired loans at end of year	0	0
Allowance | Loans | Current | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	45,635
Transfer to lifetime expected credit losses	(176)
Net effect of changes in allowance for expected credit losses	(2,762)
Financial instruments that have been derecognized during the year	(35,330)
New financial instruments originated or purchased	24,293
Impairment losses on financial instruments	(13,975)	10,857
Recoveries	0	0
Credit-impaired loans at end of year	31,660	45,635
Allowance | Loans | Current | Expected credit losses collectively assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	45,635	34,778
Transfer to lifetime expected credit losses		(235)
Net effect of changes in allowance for expected credit losses		(1,007)
Financial instruments that have been derecognized during the year		(23,723)
New financial instruments originated or purchased		35,822
Credit-impaired loans at end of year		45,635
Allowance | Loans | Current | Expected credit losses collectively assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0
New financial instruments originated or purchased	468
Impairment losses on financial instruments	468
Credit-impaired loans at end of year	468	0
Allowance | Loans | Total | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	20,040
Transfer to lifetime expected credit losses	(10,151)
Net effect of changes in allowance for expected credit losses	14,536
Financial instruments that have been derecognized during the year	(6,640)
New financial instruments originated or purchased	15,384
Impairment losses on financial instruments	13,129	2,306
Recoveries	0	0
Credit-impaired loans at end of year	33,169	20,040
Allowance | Loans | Total | Expected credit losses collectively assessed | Amortized cost
Credit risk
Credit-impaired loans at beginning of the year	20,040	17,734
Transfer to lifetime expected credit losses		(1,237)
Net effect of changes in allowance for expected credit losses		6,013
Financial instruments that have been derecognized during the year		(5,807)
New financial instruments originated or purchased		3,337
Credit-impaired loans at end of year		20,040
Allowance | Loans | Total | Expected credit losses collectively assessed | FVOCI
Credit risk
Credit-impaired loans at beginning of the year	0
New financial instruments originated or purchased	0
Impairment losses on financial instruments	0
Credit-impaired loans at end of year	0	0
Allowance | Commitments, financial guarantee contracts and acceptances outstanding
Credit risk
Credit-impaired loans at beginning of the year	5,375	5,059
Transfer to lifetime expected credit losses		0
Net effect of changes in allowance for expected credit losses	(289)	158
Financial instruments that have been derecognized during the year	(3,922)	(3,807)
New financial instruments originated or purchased	10,966	3,965
Impairment losses on financial instruments	6,755	316
Credit-impaired loans at end of year	12,130	5,375
Allowance | Commitments, financial guarantee contracts and acceptances outstanding | Expected credit losses individually assessed
Credit risk
Credit-impaired loans at beginning of the year	0	0
Transfer to lifetime expected credit losses		0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New financial instruments originated or purchased	0	0
Impairment losses on financial instruments	0	0
Credit-impaired loans at end of year	0	0
Allowance | Commitments, financial guarantee contracts and acceptances outstanding | Current | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	4,815	3,905
Transfer to lifetime expected credit losses		(84)
Net effect of changes in allowance for expected credit losses	(284)	(154)
Financial instruments that have been derecognized during the year	(3,369)	(2,671)
New financial instruments originated or purchased	10,966	3,819
Impairment losses on financial instruments	7,313	910
Credit-impaired loans at end of year	12,128	4,815
Allowance | Commitments, financial guarantee contracts and acceptances outstanding | Total | Expected credit losses collectively assessed
Credit risk
Credit-impaired loans at beginning of the year	560	1,154
Transfer to lifetime expected credit losses		84
Net effect of changes in allowance for expected credit losses	(5)	312
Financial instruments that have been derecognized during the year	(553)	(1,136)
New financial instruments originated or purchased	0	146
Impairment losses on financial instruments	(558)	(594)
Credit-impaired loans at end of year	$ 2	$ 560